Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets
Beginning balance	$ 1,223,000,000	$ 1,382,000,000
Additions	12,000,000	24,000,000
Charge for the year	(138,000,000)	(140,000,000)
Exchange	84,000,000	(43,000,000)
Ending balance	1,181,000,000	1,223,000,000
Cost
Disclosure of detailed information about intangible assets
Beginning balance	2,413,000,000
Ending balance	2,604,000,000	2,413,000,000
Amortization
Disclosure of detailed information about intangible assets
Beginning balance	(1,190,000,000)
Ending balance	(1,423,000,000)	(1,190,000,000)
Goodwill
Disclosure of detailed information about intangible assets
Beginning balance	966,000,000	999,000,000
Exchange	69,000,000	(33,000,000)
Ending balance	1,035,000,000	966,000,000
Goodwill | Cost
Disclosure of detailed information about intangible assets
Beginning balance	966,000,000
Ending balance	1,035,000,000	966,000,000
Customer relationships
Disclosure of detailed information about intangible assets
Beginning balance	215,000,000	352,000,000
Charge for the year	(126,000,000)	(129,000,000)
Exchange	11,000,000	(8,000,000)
Ending balance	100,000,000	215,000,000
Customer relationships | Cost
Disclosure of detailed information about intangible assets
Beginning balance	1,328,000,000
Ending balance	1,429,000,000	1,328,000,000
Customer relationships | Amortization
Disclosure of detailed information about intangible assets
Beginning balance	(1,113,000,000)
Ending balance	(1,329,000,000)	(1,113,000,000)
Technology and other
Disclosure of detailed information about intangible assets
Beginning balance	16,000,000	10,000,000
Additions	8,000,000	10,000,000
Charge for the year	(3,000,000)	(3,000,000)
Exchange	2,000,000	(1,000,000)
Ending balance	23,000,000	16,000,000
Technology and other | Cost
Disclosure of detailed information about intangible assets
Beginning balance	57,000,000
Ending balance	70,000,000	57,000,000
Technology and other | Amortization
Disclosure of detailed information about intangible assets
Beginning balance	(41,000,000)
Ending balance	(47,000,000)	(41,000,000)
Joint IT Assets
Disclosure of detailed information about intangible assets
Additions	4,000,000	4,000,000
Software
Disclosure of detailed information about intangible assets
Beginning balance	26,000,000	21,000,000
Additions	4,000,000	14,000,000
Charge for the year	(9,000,000)	(8,000,000)
Exchange	2,000,000	(1,000,000)
Ending balance	23,000,000	26,000,000
Software | Cost
Disclosure of detailed information about intangible assets
Beginning balance	62,000,000
Ending balance	70,000,000	62,000,000
Software | Amortization
Disclosure of detailed information about intangible assets
Beginning balance	(36,000,000)
Ending balance	$ (47,000,000)	$ (36,000,000)